Document and Entity Information	Jul. 30, 2021
Cover [Abstract]
Entity Registrant Name	Aircastle LTD
Document Period End Date	Jul. 30, 2021
Amendment Flag	false
Entity Central Index Key	0001362988
Document Type	8-K
Entity Incorporation State Country Code	D0
Entity File Number	001-32959
Entity Tax Identification Number	98-0444035
Entity Address, Address Line One	c/o Aircastle Advisor LLC
Entity Address, Address Line Two	201 Tresser Boulevard
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	(203)
Local Phone Number	504-1020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $0.01 per share
Trading Symbol	AYR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false